RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	May 23, 2022	Jun. 30, 2024	Dec. 31, 2023
Short-Term
Allowances for advances to growers and suppliers		$ (19,673)	$ (19,839)
Grower advance receivables, net of allowances for credit losses of $19,673 and $19,839, respectively		99,423	109,958
Long-Term
Net advances to growers and suppliers		22,743	13,896
Minimum
Long-Term
Term of supply agreement	1 year
Secured advances
Short-Term
Gross advances to growers and suppliers		65,613	67,104
Allowances for advances to growers and suppliers		(8,798)	(11,416)
Long-Term
Gross advances to growers and suppliers		19,480	13,197
Allowance for advances to growers and suppliers		(1,301)	(1,317)
Unsecured advances
Short-Term
Gross advances to growers and suppliers		53,483	62,693
Allowances for advances to growers and suppliers		(10,875)	(8,423)
Long-Term
Gross advances to growers and suppliers		9,117	6,391
Allowance for advances to growers and suppliers		$ (4,553)	$ (4,375)